Note 8 - Equity: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

GRANTEES	Vesting	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

Consultant	Immediate on November 25, 2013	0.57%	0.0%	3 years	344.2%	1.5 years	$0.70	$0.72
CFO (former)	Immediate on December 12, 2013	1.55%	0.0%	5 years	422.2%	1.5 years	$0.74	$0.74
CEO	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
CSO (former)	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
Director	Immediate on January 7, 2014	1.69%	0.0%	2 years	142.0%	2.5 years	$0.81	$0.81